Long-term Debt and Interest Rate Swap - Interest Rate Swap on Variable Rate Term Loan (Details) - Vencore - Interest rate swap - USD ($) $ in Millions		3 Months Ended		12 Months Ended
	Jul. 24, 2014	Mar. 30, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2017	Sep. 30, 2016
Derivative [Line Items]
Notional amount of interest rate swap	$ 175.0
Fixed interest rate on derivative	2.45%						2.27%	1.325%
Term of derivative contract	4 years
Interest rate swap liability				$ 0.7	$ 2.0
Interest rate swap asset		$ 1.1
Gain (loss) on derivatives		1.8	$ 0.1	1.3	2.4	$ (0.1)
Other current liabilities
Derivative [Line Items]
Interest rate swap liability				0.6	0.7
Other long-term liabilities
Derivative [Line Items]
Interest rate swap liability				$ 0.1	$ 1.3
Other current assets
Derivative [Line Items]
Interest rate swap asset		0.2
Other long-term assets
Derivative [Line Items]
Interest rate swap asset		$ 0.9